CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION
NOTE 10:-	CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

a.
The Company applies ASC 280, “Segment Reporting” (“ASC 280”). Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker ("CODM"). The CODM is the Company’s Chief Executive Officer. The Company’s CODM does not regularly review asset information by segments and, therefore, the Company does not report asset information by segment.

b.	The Company operates in three operating segments, as follows:

•
Gilat Defense Division: provides secure, rapid-deployment solutions for military organizations, government agencies, defense integrators, and other strategic governmental customers, with a strong focus on the U.S. Department of War resulting from the Company’s strategic acquisition of DataPath, Inc (“DPI”). By integrating technologies from Gilat, Gilat DataPath, and Gilat Wavestream, the Gilat Defense Division delivers resilient battlefield and mission-critical connectivity with multiple layers of communication redundancy for high availability.

•
Gilat Commercial Division: provides advanced broadband satellite communication networks for IFC, Enterprise and Cellular Backhaul, supporting HTS, VHTS, and NGSO satellite constellations with turnkey solutions for service providers, satellite operators, and enterprises. The Company’s acquisition of SBS (see Note 15) serves as an important part of this division, strengthening the Company’s position in the IFC market and enabling the Company to provide cutting-edge connectivity solutions that meet the demands of passengers, airlines, and service providers worldwide.

•
Gilat Peru Division: specializes in end-to-end telco solutions, including the operation and implementation of large-scale network projects. With expertise in terrestrial fiber optic, wireless, and satellite networks, the Gilat Peru Division provides technology integration, managed networks and services, connectivity solutions, and reliable internet and voice access across the region.

c.	Information on the reportable operating segments:

1.
The measurement of operating income (loss) in the reportable operating segments is based on the same accounting principles applied in these condensed interim consolidated financial statements and includes certain corporate overhead allocations.

2.	Financial information relating to reportable operating segments:

	Six months ended June 30, 2026
	Commercial	Defense		Peru	Total

Revenues	$155,771		$47,890	$29,476	$233,137
Cost of Revenues	104,654		38,294	15,283	158,231
Gross profit	51,117		9,596	14,193	74,906

Research and development expenses, net	18,380		5,338	-	23,718
Selling and marketing expenses	11,319		6,763	1,129	19,211
General and administrative expenses	7,327	(*)	11,948	3,343	22,618
Other operating expenses (income), net	(6,501)		6,834	(52)	281

Operating income (loss)	20,592		(21,287)	9,773	9,078
Financial income, net					3,462
Income before taxes on income					12,540
Taxes on income					841
Net income					$13,381

Depreciation and amortization expenses	$7,912		$1,340	$1,171	$10,423

(*) Including $7,000 related to the Additional Earn-Out Consideration, see Note 15.

	Six months ended June 30, 2025
	Commercial	Defense	Peru	Total

Revenues	$133,277	$43,004	$20,726	$197,007
Cost of Revenues	95,933	30,094	10,655	136,682
Gross profit	37,344	12,910	10,071	60,325

Research and development expenses, net	17,032	6,898	-	23,930
Selling and marketing expenses	10,420	5,076	971	16,467
General and administrative expenses	6,630	3,360	3,037	13,027
Other operating expenses (income), net	5,014	1,884	(2,934)	3,964

Operating income (loss)	(1,752)	(4,308)	8,997	2,937
Financial expenses, net				(2,186)
Income before taxes on income				751
Taxes on income				3,083
Net income				$3,834

Depreciation and amortization expenses	$7,742	$1,363	$837	$9,942

*)
During the six months ended June 30, 2026 and 2025, the Company recognized revenues from construction performance obligations in the amount of $11,137 and $1,396, respectively, which are presented within the Peru operating segment.

d.	Geographic information:

Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Six months ended
	June 30,
	2026	2025

United States	$128,548	$135,936
Peru	29,476	20,726
Israel	12,505	1,524
Others	62,608	38,821

	$233,137	197,007

e.	The table below represents the revenues from major customers and their operating segments:

	Six months ended June 30,
	2026	2025

Customer A - Commercial	47%	50%
Customer B - Peru	11%	*	)

*) Less than 10%

Customer A is located in the European Union and Customer B is located in Peru.